Annual Total Returns - Voya Mid Cap Research Enhanced Index Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Mid Cap Research Enhanced Index Fund - Class P3	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	27.72%
2020	9.01%